N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2010
	Principal Amount	Market Value
CORPORATE BONDS (98.5%)

Accommodation (5.6%)
Boyd Gaming Corp 7.125% 02/01/16	175,000	$146,125
GWR Operating Partnership - 144A 10.875% 4/1/17	105,000	102,375
Gaylord Entertainment Co 6.750% 11/15/14	110,000	105,325
Harrahs Operating Co Inc 11.250% 6/1/17	305,000	328,638
Harrahs Operating Co Inc 10.000% 12/15/18	225,000	186,188
Host Hotels & Resorts LP 6.375% 3/15/15	375,000	372,188
MGM Mirage 7.500% 06/01/16	750,000	624,375
MGM Mirage Inc - 144A 10.375% 05/15/14	55,000	60,638
MGM Mirage Inc - 144A 11.125% 11/15/17	65,000	73,125
MGM Mirage Inc - 144A 9.000% 03/15/2020	15,000	15,450
Starwood Hotels & Resort 6.750% 5/15/2018	265,000	265,663
Wynn Las Vegas LLC/Corp 6.625% 12/1/14	70,000	69,825
		2,349,915
Administrative and Support Services (2.2%)
Iron Mountain INC. 8.750% 07/15/18	320,000	335,200
(4)Servicemaster Company - 144A 10.750% 07/15/15	165,000	173,250
(5)Travelport LLC 09/01/14	45,000	44,100
Travelport LLC 9.875% 09/01/14	150,000	156,750
US Oncology Inc 9.125% 8/15/17	190,000	198,550
		907,850
Ambulatory Health Care Services (0.5%)
(4)Surgical Care Affiliates - 144A 9.625% 07/15/15	208,726	208,726

Amusement, Gambling, and Recreation Industries (1.0%)
Isle of Capri Casinos 7.000% 3/1/14	75,000	64,125
Vail Resorts Inc 6.750% 02/15/14	350,000	351,313
		415,438
Apparel Manufacturing (0.7%)
(5)Hanesbrands Inc 12/15/14	215,000	205,325
Levi Strauss & Co 9.750% 01/15/15	65,000	68,088
		273,413
Beverage and Tobacco Product Manufacturing (0.8%)
Constellation Brands Inc 7.250% 9/1/2016	330,000	339,075

Broadcasting (except Internet) (4.7%)
CCO Hldgs LLC/CAP Corp 8.750% 11/15/2013	480,000	492,000
Cequel Com Hldg I/Cap CP - 144A 8.625% 11/15/17	200,000	205,500
Clear Channel Worldwide - 144A 9.250% 12/15/17	80,000	83,100
Clear Channel Worldwide - 144A 9.250% 12/15/17	175,000	182,875
Echostar DBS Corp. 7.125% 02/01/16	240,000	244,500
Echostar DBS Corp. 7.75% 5/31/2015	620,000	647,900
Virgin Media Finance PLC 8.375% 10/15/19	130,000	133,575
		1,989,450
Building Material and Garden Equipment and Supplies Dealers (0.2%)
Interline Brands Inc. 8.125% 06/15/2014	105,000	108,150

Chemical Manufacturing (4.3%)
Ashland Inc - 144A 9.125% 06/01/17	155,000	173,600
Huntsman Intl LLC 7.375% 01/01/15	15,000	14,888
Huntsman Int. LLC. 7.875% 11/15/2014	120,000	121,200
Huntsman Intl LLC - 144A 5.500% 06/30/16	80,000	72,600
Huntsman International LLC - 144A 8.625%. 3/15/20	35,000	35,175
JohnsonDiversey - 144A 8.250% 11/15/19	115,000	119,025
Koppers Inc - 144A 7.875% 12/01/19	55,000	56,650
LBI Escrow Corp - 144A 8.000% 11/1/17	115,000	119,313
Nova Chemicals Corp. - 144A 8.375% 11/1/16	75,000	77,063
Nova Chemicals - 144A 8.625% 11/1/19	75,000	77,250
Polyone Corp 8.875% 05/01/12	250,000	264,375
Reichhold Industries Inc - 144A 9.000% 08/15/14	320,000	303,200
Scotts Miracle-Gro Co. 7.250% 1/15/18	25,000	25,500
Solutia Inc. 8.750% 11/1/17	105,000	110,775
Terra Capital Inc 7.750% 11/1/19	200,000	241,500
		1,812,114
Computer and Electronic Product Manufacturing (3.3%)
Aeroflix Inc 11.750% 02/15/15	170,000	181,900
Amkor Technologies, Inc. 7.750% 05/15/13	270,000	272,025
Flextronics Intl LTD 6.250% 11/15/14	75,000	75,938
Freescale Semiconductor - 144A 10.125% 3/15/18	285,000	306,731
L-3 Communications Corp. 6.375% 10/15/15	75,000	76,969
NXP BV/NXP Funding LLC 7.875% 10/15/2014	230,000	224,250
NXP BV/NXP Funding LLC - 144A 10.000% 07/15/13	75,000	79,500
Sensata Technologies BV 8.000% 05/01/14	165,000	170,363
Triumph Group Inc 8.000% 11/15/17	20,000	20,000
		1,407,676
Credit Intermediation and Related Activities (6.3%)
Cit Group Inc 7.000% 5/1/13	33,210	32,297
Cit Group Inc 7.000% 5/1/14	49,815	47,075
Cit Group Inc 7.000% 5/1/15	49,815	46,452
Cit Group Inc 7.000% 5/1/16	83,027	76,592
Cit Group Inc 7.000% 5/1/17	116,238	107,230
Ford Motor Credit Co LLC 8.000% 12/15/16	250,000	263,406
Ford Motor Credit Co LLC 7.800% 06/01/12	200,000	207,433
Ford Motor Credit Co LLC 7.500% 08/01/12	65,000	67,306
Ford Motor Credit Co LLC 8.700% 10/01/14	55,000	59,637
GMAC Inc 6.875% 9/15/11	125,000	127,031
GMAC Inc 6.875% 8/28/12	625,000	633,594
Intl Lease Finance Corp - 144A 8.625% 9/15/15	150,000	153,339
Intl Lease Finance Corp - 144A 8.750% 3/15/17	200,000	204,607
Sprint Capital Corp 6.900% 05/01/19	530,000	484,950
Sprint Capital Corp 8.750% 3/15/32	170,000	157,675
		2,668,624
Data Processing, Hosting and Related Services (1.2%)
First Data Corporation 9.875% 9/24/15	365,000	314,813
(4)First Data Corp 10.550% 9/24/15	257,923	217,945
		532,758
Electrical Equipment, Appliance, and Component Manufacturing (1.4%)
Baldor Electric Co 8.625% 2/15/2017	185,000	195,638
Belden Inc - 144A 9.250% 06/15/19	55,000	58,713
General Cable Corp 7.125% 04/01/17	165,000	163,556
(4)Spectrum Brands Inc. 12.000% 08/28/19	180,200	191,012
		608,919
Fabricated Metal Product Manufacturing (0.8%)
Bway Corp - 144A 10.000% 04/15/14	135,000	145,125
Ball Corp 6.750% 9/15/20	25,000	25,438
Crown Americas 7.750% 11/15/15	55,000	57,200
Crown Americas LLC - 144A 7.625% 05/15/17	65,000	67,763
Greif Inc 7.750% 8/1/19	25,000	26,000
Masco Corp 7.125% 3/15/20	35,000	35,356
		356,882
Food and Beverage Stores (0.9%)
Couche-Tard US/Finance 7.500% 12/15/13	40,000	40,600
Supervalu Inc 8.000% 05/01/16	340,000	344,250
		384,850
Food Manufacturing (1.1%)
B&G Foods Inc. 7.625% 1/15/18	35,000	35,656
Bumble Bee Foods LLC - 144A 7.750% 12/15/15	85,000	86,063
Central Garden & Pet Co 8.250% 3/1/18	105,000	106,444
Del Monte Foods Co - 144A 7.500% 10/15/19	35,000	36,706
Dole Food Co 13.875% 3/15/14	55,000	66,206
Dole Foods Co. - 144A 8.000% 10/01/16	50,000	51,250
Pinnacle Foods Finance 9.250% 4/1/15	20,000	20,500
Pinnacle Foods Finance - 144A 9.250% 4/1/15	65,000	66,625
		469,450
Funds, Trusts, and Other Financial Vehicles (0.9%)
DJO Fin. LLC 10.875% 11/15/2014	240,000	260,700
Sable Intl Finance Ltd - 144A 7.750% 2/15/17	100,000	104,000
		364,700
Furniture and Related Product Manufacturing (2.7%)
Sealy Mattress Co 8.250% 06/15/14	480,000	480,000
Simmons Bedding Co - 144A 11.250% 7/15/15	615,000	670,350
		1,150,350
General Merchandise Stores (1.3%)
Bon-Ton Dept Stores 10.250% 3/15/14	55,000	53,625
Macys Retail Hldgs Inc 8.875% 07/15/15	210,000	237,300
(4)Neiman Marcus Group Inc 9.000% 10/15/15	244,272	249,157
		540,082
Health and Personal Care Stores (1.3%)
Rite Aid Corp 7.500% 03/01/17	140,000	129,850
Rite Aid Corp 9.500% 06/15/17	95,000	79,800
Rite Aid Corp 9.750% 6/12/16	105,000	112,875
Sally Holdings LLC 9.250% 11/15/14	210,000	222,600
		545,125
Heavy and Civil Engineering Construction (0.4%)
Crown Castle Intl Corp 9.000% 01/15/15	150,000	162,375

Hospitals (5.7%)
Community Health Systems 8.875% 7/15/2015	240,000	248,400
(4)HCA Inc 9.625% 11/15/16	1,170,033	1,253,398
Health Management Assoc 6.125% 04/15/16	315,000	300,038
Tenet Healthcare Corp 9.250% 02/01/15	230,000	241,213
Tenet Healthcare Corp - 144A 8.875% 07/01/19	90,000	97,425
(4)United Surgical Partners 9.250% 05/01/17	265,000	274,275
		2,414,749
Justice, Public Order, and Safety Activities (0.6%)
Corrections Corp of Amer 7.750% 06/01/17	215,000	224,675
Geo Group Inc - 144A 7.750% 10/15/17	35,000	35,700
		260,375
Machinery Manufacturing (4.0%)
ALH Fin LLC/ALH Fin Corp 8.500% 1/15/2013	330,000	330,000
(5)Ames True Temper Inc 4.251% 1/15/2012	245,000	232,138
Bausch & Lomb Inc 9.875% 11/1/15	200,000	211,500
Case New Holland Inc - 144A 7.750% 09/01/13	160,000	166,000
Esco Corp - 144A 8.625% 12/15/13	15,000	15,075
(5)Esco Corp - 144A 4.132% 12/15/13	55,000	48,813
RBS Global & Rexnord Cor - 144A 9.500% 08/01/14	351,000	365,040
Terex Corp 8.000% 11/15/17	340,000	330,650
		1,699,216
Management of Companies and Enterprises (3.4%)
Intelsat Jackson Holdings 11.250% 06/15/16	360,000	389,700
Intelsat Subsidiary Hldg 8.875% 01/15/15	370,000	382,025
Intelsat Subsidiary Hldg - 144A 8.875% 01/15/15	45,000	46,238
(3)Visant Holding Corp. 10.250% 12/01/13	610,000	628,300
		1,446,263
Merchant Wholesalers, Durable Goods (1.7%)
Jarden Corp. 7.500% 05/01/17	195,000	197,681
Jarden Corp. 8.000% 05/01/16	140,000	146,650
McJunkin Red Man Corp - 144A 9.500% 12/15/16	160,000	163,400
TRW Automotive Inc - 144A 7.000% 03/15/14	200,000	197,000
		704,731
Merchant Wholesalers, Nondurable Goods (0.5%)
Chiquita Brands Intl 8.875% 12/01/15	215,000	223,063

Mining (except Oil and Gas) (1.6%)
Arch Coal Inc - 144A 8.750% 08/01/16	160,000	169,200
Arch Western Finance 6.750% 7/1/2013	120,000	120,450
Cloud Peak Energy - 144A 8.250% 12/15/17	155,000	158,100
Consol Energy Inc - 144A 8.000% 4/1/17	50,000	51,375
Consol Energy Inc - 144A 8.250% 4/1/20	50,000	51,375
International Coal 9.125% 4/1/18	10,000	10,150
Vedanta Resources PLC - 144A 9.500% 7/18/2018	100,000	110,500
		671,150
Miscellaneous Manufacturing (3.0%)
(4)Biomet Inc. 10.375% 10/15/2017	565,000	621,500
Cooper Cos Inc 7.125% 2/15/2015	195,000	193,781
Easton-Bell Sports Inc - 144A 9.750% 12/1/16	185,000	194,713
Steinway Musical Instruments -144A 7.000% 03/01/14	200,000	193,000
Yankee Acquisition Corp 8.500% 02/15/2015	65,000	66,950
		1,269,944
Miscellaneous Store Retailers (1.1%)
ACCO Brands Corp 7.625% 8/15/2015	190,000	177,888
ACCO Brands Corp - 144A 10.625% 03/15/15	270,000	294,975
		472,863
Motion Picture and Sound Recording Industries (0.3%)
WMG Acqusition Corp - 144A 9.500% 06/15/16	125,000	133,594

Nonmetallic Mineral Product Manufacturing (0.9%)
Libbey Glass Inc - 144A 10.000% 2/15/15	85,000	89,463
Owens-Brockway 7.375% 05/15/16	115,000	120,750
(1)(2)Vitro Sab DE CV 9.125% 02/01/17	330,000	149,325
		359,538
Nonstore Retailers (0.4%)
Inergy LP/Inergy Fin 6.875% 12/15/14	55,000	55,000
Inergy LP/Inergy Fin 8.250% 03/01/16	45,000	46,350
Inergy LP/Inergy Fin 8.750% 3/1/15	60,000	62,775
		164,125
Oil and Gas Extraction (3.6%)
Atlas Energy Oper Co 10.750% 02/01/18	260,000	286,000
Atlas Energy Operating 12.125% 08/01/17	20,000	22,900
Chesapeake Energy Corp 7.250% 12/15/18	250,000	250,000
Denbury Resources Inc 7.500% 4/1/2013	135,000	136,350
Forest Oil Corporation 8.500% 2/15/14	45,000	47,475
Linn Energy LLC - 144A 11.750% 5/15/17	35,000	39,725
Opti Canada Inc 8.250% 12/15/14	95,000	89,300
Opti Canada Inc - 144A 9.000% 12/15/12	60,000	61,800
Petrohawk Energy Corp 7.875% 06/01/15	395,000	402,406
Range Resources Corp 7.500% 05/15/16	90,000	92,700
(4)Sandridge Energy Inc 8.625% 4/1/15	50,000	48,625
Sandridge Energy Inc - 144A 9.875% 5/15/16	50,000	51,375
		1,528,656
Paper Manufacturing (1.9%)
Clearwater Paper Corp - 144A 10.625% 06/15/16	100,000	111,000
Georgia-Pacific LLC - 144A 8.250% 05/01/16	300,000	327,000
P.H. Glatfelter 7.125% 05/01/16	155,000	152,288
P.H. Glatfelter - 144A 7.125% 5/1/16	15,000	14,737
Newpage Corp 11.375% 12/31/14	60,000	59,700
Solo Cup Company 10.500% 11/1/13	120,000	126,600
		791,325
Personal and Laundry Services (0.9%)
Service Corp Intl 6.750% 04/01/15	365,000	363,175

Pipeline Transportation (1.3%)
Crosstex Energy/Crosstex Energy Finc - 144A 8.875% 2/15/18	140,000	144,375
El Paso Corporation 7.250% 06/01/18	95,000	98,031
El Paso Corp 8.250% 02/15/16	170,000	181,475
Markwest Energy Part/Fin. 8.750% 4/15/2018	135,000	138,543
		562,424
Plastics and Rubber Products Manufacturing (1.8%)
Goodyear Tire & Rubber 9.000% 7/1/2015	125,000	129,062
Goodyear Tire & Rubber 10.500% 05/15/16	35,000	37,800
Graham Packaging Co 9.875% 10/15/14	310,000	321,625
Solo Cup Company 8.500% 2/15/14	40,000	39,100
Titan International Inc 8.000% 01/15/12	245,000	245,000
		772,587
Primary Metal Manufacturing (1.0%)
(4)(5)Noranda Aluminium Acquisition 6.828% 5/15/15	253,364	201,424
Novelis Inc 7.250% 2/15/15	105,000	101,325
Reynolds Group Escrow - 144A 7.750% 10/15/16	100,000	102,750
		405,499
Professional, Scientific, and Technical Services (3.0%)
Avaya Inc 9.750% 11/1/15	110,000	107,250
(4)Avaya Inc 10.875% 11/1/15	95,000	91,200
GXS Worldwide Inc - 144A 9.750% 6/15/15	155,000	149,187
JDA Software Group Inc - 144A 8.000% 12/15/14	135,000	140,400
Sungard Data Systems Inc 10.250% 08/15/15	580,000	609,725
United Components Inc 9.375% 06/15/13	150,000	150,750
		1,248,512
Publishing Industries (except Internet) (0.3%)
Sun Media Corp 7.625% 02/15/13	110,000	107,937

Rail Transportation (0.4%)
RailAmerica Inc 9.250% 7/1/17	149,000	158,871

Real Estate (0.3%)
Realogy Corp 10.500% 4/15/14	120,000	103,500

Rental and Leasing Services (2.0%)
Ashtead Capital Inc - 144A 9.000% 8/15/16	100,000	101,250
Avis Budget Car Rental 7.750% 5/15/16	75,000	73,500
Avis Budget Car Rental - 144A 9.625% 3/15/18	35,000	36,575
Hertz Corp 8.875% 01/01/14	190,000	195,225
RSC Equipment Rental Inc 9.500% 12/01/14	275,000	272,250
United Rentals North Am 9.250% 12/15/19	140,000	142,800
		821,600
Securities, Commodity Contracts, and Other Financial Investments and Related Act (0.6%)
FMG Finance Pty Ltd - 144A 10.625% 09/01/16	230,000	265,075

Specialty Trade Contractors (0.2%)
Assoc Materials LLC 9.875% 11/15/16	65,000	70,200

Support Activities for Mining (0.9%)
Linn Energy LLC/Fin Corp - 144A 8.625% 4/15/20	155,000	155,193
Parker Drilling Co - 144A 9.125% 4/1/18	35,000	35,831
Pioneer Drilling Company - 144A 9.875% 3/15/18	70,000	69,300
Pride International Inc 8.500% 06/15/19	90,000	101,700
		362,024
Telecommunications (9.7%)
(3)Charter Comm Opt LLC/Cap - 144A 8.375% 4/30/14	70,000	71,925
Frontier Communications 6.625% 3/15/2015	145,000	142,462
Clearwire Comm/Finance - 144A 12.000% 12/1/15	105,000	106,837
Cricket Commucations 9.375% 11/01/14	165,000	167,887
Digicel Group Ltd - 144A 8.250% 9/1/17	110,000	108,900
Digicel Group Ltd - 144A 10.500% 4/15/18	100,000	103,750
GCI Inc - 144A 8.625% 11/15/19	180,000	183,375
(4)(5)IPCS Inc 4.249% 05/01/14	387,701	343,115
ITC Deltacom Inc - 144A 10.500% 4/1/16	80,000	79,700
MetroPCS Wireless 9.250% 11/01/14	340,000	347,650
Nordic Tel Co Hldgs - 144A 8.875% 05/01/16	200,000	214,500
Paetec Holding Corp 9.500% 07/15/15	215,000	217,687
Paetec Holding Corp 8.875% 06/30/17	160,000	164,400
Quebecor Media 7.750% 03/15/16	385,000	389,812
Qwest Communications Int 7.500% 2/15/14	150,000	152,625
Qwest Communications Int - 144A 7.125% 4/1/18	185,000	191,012
SBA Telecommunications - 144A 8.000% 08/15/16	55,000	57,887
SBA Telecommunications - 144A 8.250% 08/15/19	55,000	58,575
TW Telecom Holdings Inc - 144A 8.000% 3/1/18	15,000	15,337
Videotron LTEE 6.875% 01/15/14	135,000	137,025
Videotron LTEE 9.125% 04/15/18	45,000	50,006
Wind Acquisition Fin SA - 144A 10.750% 12/01/15	275,000	297,000
Windstream Corp 8.625% 08/01/16	385,000	393,662
Zayo Group LLC/Zayo Cap - 144A 10.250% 3/15/17	70,000	70,700
		4,065,829
Textile Mills (0.0%)
(1)(2)Propex Fabrics Inc. 10.000% 12/01/12	2,118,000	1,059

Transportation Equipment Manufacturing (1.0%)
Alliant Techsystems Inc 6.750% 04/01/16	95,000	95,475
Amsted Industries - 144A 8.125% 3/15/18	45,000	45,000
Lear Corp 7.875% 3/15/18	25,000	25,281
Lear Corp 8.125% 3/15/20	25,000	25,406
Oshkosh Corp - 144A 8.250% 3/1/17	20,000	20,650
Sequa Corp - 144A 11.750% 12/1/15	110,000	110,000
Spirit Aerosystems Inc - 144A 7.500% 10/01/17	90,000	92,250
		414,062
Utilities (4.2%)
AES Corporation - 144A 9.750% 04/15/16	295,000	319,337
Calpine Construction Fin - 144A 8.000% 06/01/16	110,000	112,475
Dynegy Holdings Inc 7.750% 6/1/19	70,000	52,850
Energy Future Holdings 10.875% 11/1/2017	220,000	163,350
Energy Future Holdings - 144A 10.000% 1/15/20	115,000	119,887
Mirant Americas Genr LLC 8.500% 10/1/21	100,000	94,000
Mirant North American LLC 7.375% 12/31/13	215,000	214,462
Dynegy Holdings Inc 7.625% 10/15/26	160,000	102,400
NRG Energy INC. 7.375% 02/01/16	414,000	410,895
Texas Comp Elec Hold LLC 10.250% 11/1/15	255,000	177,225
		1,766,881
Waste Management and Remediation Services (0.1%)
Clean Harbors Inc 7.625% 8/15/16	35,000	35,525

Water Transportation (0.5%)
Royal Caribbean Cruises 7.250% 6/15/2016	225,000	222,187

TOTAL CORPORATE BONDS (COST: $41,225,274)		$41,482,461

COMMON STOCK (0.7%)

Credit Intermediation and Related Activities (0.3%)
(1) Cit Group Inc	2,857	$111,309

Publishing Industries (except Internet) (0.5%)
(1) Dex One Corp	6,845	191,112

TOTAL COMMON STOCK (COST: $723,310)		$302,421

TOTAL INVESTMENTS IN SECURITIES (COST: $41,948,584)		$41,784,882
OTHER ASSETS LESS LIABILITIES		339,165

NET ASSETS		$42,124,047

(1) Non-income producing security.
(2) Issue is in default.
(3) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(4) Interest or dividend is paid-in-kind, when applicable.
(5) Floating rate security. The rate for these securities are as of March 31, 2010.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid. These securities amount to $10,935,343, representing 26.0% of net assets.

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 31, 2010
	Quantity	Market Value
COMMON STOCK (95.8%)

Chemical Manufacturing (5.6%)
Agrium Inc.	300	$21,189
Potash Sask	250	29,837
Sigma - Aldrich	500	26,830
		77,856
Electrical Equipment, Appliance, and Component Manufacturing (1.8%)
Emerson Electric Co.	500	25,170

Fabricated Metal Product Manufacturing (3.1%)
Snap-on Inc	1,000	43,340

Insurance Carriers and Related Activities (2.2%)
*Berkshire Hathaway 'B'	380	30,882

Machinery Manufacturing (13.1%)
Baker Hughes, Inc.	660	30,914
Caterpillar Inc	400	25,140
*Dresser-Rand Group, Inc	1,000	31,420
Lufkin Industries, Inc.	700	55,405
National-Oilwell Inc	939	38,105
		180,984
Mining (except Oil and Gas) (9.3)
Newmont Mining Corp	1,000	50,930
Royal Gold Inc.	1,000	46,210
*U.S. Energy Corp.	5,350	31,886
		129,026
Nonmetallic Mineral Product Manufacturing (3.8%)
CARBO Ceramics Inc.	850	52,989

Oil and Gas Extraction (22.5%)
*Brigham Exploration Company	2,000	31,900
*Continental Resources Inc	1,379	58,676
EOG Resources Inc	525	48,794
*GeoResources, Inc	2,000	30,540
*Kodiak Oil & Gas Corporation	5,000	17,050
*Northern Oil and Gas, Inc.	2,304	36,518
PetroBakken	1,127	29,428
*Whiting Petroleum Corp.	718	58,043
		310,949
Petroleum and Coal Products Manufacturing (14.0%)
*American Oil & Gas Inc	5,180	35,224
ConocoPhillips	793	40,578
Hess Corp	1,000	62,550
Marathon Oil Corp.	1,750	55,370
		193,722
Professional, Scientific, and Technical Services (3.4%)
Fluor Corp	1,000	46,510

Rental and Leasing Services (1.1%)
*Pason Systems Inc.	1,300	14,630

Support Activities for Mining (8.4%)
Halliburton Company	2,024	60,983
Helmerich & Payne, Inc.	500	19,040
Patterson-Uti Energy Inc	1,200	16,764
*Precision Drilling Trust	2,500	19,175
		115,962
Utilities (7.5%)
Enbridge Inc.	1,088	51,953
MDU Resources Group, Inc.	2,398	51,749
		103,702

TOTAL COMMON STOCK (COST: $1,257,159)		$1,325,722

SHORT-TERM SECURITIES (4.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $61,672)	61,672	$61,672

TOTAL INVESTMENTS IN SECURITIES (COST: $1,318,831)		$1,387,394
OTHER ASSETS LESS LIABILITIES		(3,396)

NET ASSETS		$1,383,998

*Non-income producing

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 31, 2010
	Quantity	Market Value
COMMON STOCK (95.0%)

Chemical Manufacturing (6.7%)
NewMarket Corporation	10,000	$1,029,900
Potash Sask	7,000	835,450
		1,865,350
Computer and Electronic Product Manufacturing (17.2%)
*EMC Corp Mass	40,000	721,600
Linear Technology Corp.	35,000	989,800
Medtronic, Inc	24,000	1,080,720
*Thermo Fisher Scientific Inc.	20,000	1,028,800
*Waters Corp	15,000	1,013,100
		4,834,020
Electrical Equipment, Appliance, and Component Manufacturing (3.6%)
Emerson Electric Co.	20,000	1,006,800

Fabricated Metal Product Manufacturing (3.1%)
Snap-on Inc	20,000	866,800

Food Manufacturing (4.9%)
H.J. Heinz Co	30,000	1,368,300

Insurance Carriers and Related Activities (7.8%)
Arthur J. Gallagher & Co.	50,000	1,227,500
*WellPoint Inc.	15,000	965,700
		2,193,200
Machinery Manufacturing (6.7%)
KLA-Tencor Corp	25,000	773,000
Pitney Bowes Inc.	45,000	1,100,250
		1,873,250
Merchant Wholesalers, Nondurable Goods (4.5%)
Genuine Parts	30,000	1,267,200

Mining (except Oil and Gas) (0.7%)
*Thompson Creek Metals Co Inc.	15,000	202,950

Miscellaneous Manufacturing (8.5%)
Becton Dickinson & Co.	20,000	1,574,600
3M Co.	10,000	835,700
		2,410,300
Printing and Related Support Activities (4.2%)
Deluxe Corp	60,000	1,165,200

Professional, Scientific, and Technical Services (2.5%)
*Vca Antech Inc	25,000	700,750

Securities, Commodity Contracts, and Other Financial Investments and Related Act (2.8%)
Federated Investors, Inc.	30,000	791,400

Telecommunications (12.3%)
CenturyTel, Inc.	30,000	1,063,800
Shaw Communications Class B	50,000	993,500
Verizon Communications, Inc.	45,000	1,395,900
		3,453,200
Utilities (9.5%)
Ormat Technologies Inc	35,000	984,900
*Veolia Environnement - ADR	20,000	691,400
Wisconsin Energy Corporation	20,000	988,200
		2,664,500

TOTAL COMMON STOCK (COST: $24,601,780)		$26,663,220

SHORT-TERM SECURITIES (4.9%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $1,379,900)	1,379,900	$1,379,900

TOTAL INVESTMENTS IN SECURITIES (COST: $25,981,680)		$28,043,120
OTHER ASSETS LESS LIABILITIES		15,193

NET ASSETS		$28,058,313

*Non-income producing
ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES
At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Integrity High Income	Williston Basin/Mid-North America	Integrity Growth & Income
Investments at cost	$41,948,584	$1,318,831	$25,981,680
Unrealized appreciation	$2,920,883	$87,420	$2,475,627
Unrealized depreciation	$3,084,585	$18,857	$414,187
Net unrealized appreciation (depreciation)*	($163,702)	$68,563	$2,061,440

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 31, 2010:

Integrity High Income

	Level 1	Level 2	Level 3	Total
Common Stock	$302,421	$0	$0	$302,421
Corporate Bonds	0	41,482,461	0	41,482,461
Total	$302,421	$41,482,461	$0	$41,784,882

Williston Basin/Mid-North America

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$61,672	$0	$0	$61,672
Common Stock	1,325,722	0	0	1,325,722
Total	$1,387,394	$0	$0	$1,387,394

Integrity Growth & Income

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,379,900	$0	$0	$1,379,900
Common Stock	26,663,220	0	0	26,663,220
Total	$28,043,120	$0	$0	$28,043,120

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 27, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 27, 2010